Cover	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	PowerUp Acquisition Corp.
Entity Central Index Key	0001847345
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	188 Grand Street, Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(347)
Local Phone Number	313-8109
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	188 Grand Street, Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(347)
Local Phone Number	313-8109
Contact Personnel Name	Surendra Ajjarapu